Significant Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details)		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net		RM (338,786)	$ (80,502)	RM (128,523)
Advances from a related party
Advances from a related party		5,149,801	1,223,696	5,250,465
Loans from a related party, Current				1,887,800
Loans from a related party		8,134,186	1,932,845	13,809,981
TEM Electronics (Jiangmen) Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net		(255,273)	(60,658)
SEAP Trading Pte. Ltd. [Member]
Advances from a related party
Loans from a related party, Current	[1]			1,887,800
Loans from a related party, Non-current	[1]			1,651,825
Loans from a related party	[1]			3,539,625
New Universe Industries Ltd [Member]
Advances from a related party
Advances from a related party		5,149,801	1,223,696	5,250,465
Trade receivables [Member] | TEM Electronics (Jiangmen) Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net				2,244
Trade receivables [Member] | SEAP Trading Pte. Ltd. [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net		21,128	5,021	39,876
Trade payables [Member] | BAP Trading Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net		(104,641)	(24,865)	(70,354)
Non-trade payables [Member] | BAP Trading Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net				RM (100,289)

[1]	The loans from SEAP Trading Pte. Ltd. were fully settled in January 2025.